000 A000000 02/29/2000
000 C000000 0000313038
000 D000000 N
000 E000000 NF
000 F000000 Y
000 G000000 N
000 H000000 N
000 I000000 6.1
000 J000000 A
001 A000000 NRM INVESTMENT COMPANY
001 B000000 811-2955
001 C000000 6105250904
002 A000000 919 CONESTOGA ROAD, BLDG. 3, STE. 112
002 B000000 ROSEMONT
002 C000000 PA
002 D010000 19010
003  000000 N
004  000000 N
005  000000 N
006  000000 N
007 A000000 N
020 A000001 PRUDENTIAL SECURITIES, INC.
020 B000001 22-2347336   4
020 C000001      0
020 C000002      0
020 C000003      0
020 C000004      0
020 C000005      0
020 C000006      0
020 C000007      0
020 C000008      0
020 C000009      0
020 C000010      0
021  000000        4
022 A000001 PRUDENTIAL SECURITIES, INC.
022 B000001 22-2347336
022 C000001       2192
022 D000001       8252
022 C000002         0
022 D000002         0
022 C000003         0
022 D000003         0
022 C000004         0
022 D000004         0
022 C000005         0
022 D000005         0
022 C000006         0
022 D000006         0
022 C000007         0
022 D000007         0
022 C000008         0
022 D000008         0
022 C000009         0
022 D000009         0
022 C000010         0
022 D000010         0
023 C000000       2192
023 D000000       8252
025 D000001       0
025 D000002       0
025 D000003       0
025 D000004       0
025 D000005       0
025 D000006       0
025 D000007       0
025 D000008       0
028 A010000         0
028 A020000         0
028 A030000         0
028 A040000        15
028 B010000         0
028 B020000         0
028 B030000         0
028 B040000         0
028 C010000         0
028 C020000         0
028 C030000         0
028 C040000         0
028 D010000         0
028 D020000         0
028 D030000         0
028 D040000         0
028 E010000         0
028 E020000         0
028 E030000         0
028 E040000         0
028 F010000         0
028 F020000         0
028 F030000         0
028 F040000         0
028 G010000        15
028 G020000         0
028 G030000         0
028 G040000        15
028 H000000         0
030 A000000      0
030 B000000  0.00
030 C000000  0.00
031 A000000      0
031 B000000      0
032  000000      0
033  000000      0
035  000000      0
036 B000000      0
038  000000      0
042 A000000   0
042 B000000   0
042 C000000   0
042 D000000   0
042 E000000   0
042 F000000   0
042 G000000   0
042 H000000   0
043  000000      0
044  000000      0
048  000000  0.000
048 A010000        0
048 A020000 0.000
048 B010000        0
048 B020000 0.000
048 C010000        0
048 C020000 0.000
048 D010000        0
048 D020000 0.000
048 E010000        0
048 E020000 0.000
048 F010000        0
048 F020000 0.000
048 G010000        0
048 G020000 0.000
048 H010000        0
048 H020000 0.000
048 I010000        0
048 I020000 0.000
048 J010000        0
048 J020000 0.000
048 K010000        0
048 K020000 0.000
061  000000        0
062 A000000 N
062 B000000   0.0
062 C000000   0.0
062 D000000   0.0
062 E000000   0.0
062 F000000   0.0
062 G000000   0.0
062 H000000   0.0
062 I000000   0.0
062 J000000   0.0
062 K000000   0.0
062 L000000   1.3
062 M000000   0.0
062 N000000   0.0
062 O000000
062 P000000   0.0
062 Q000000   0.0
062 R000000   0.0
063 A000000   0
063 B000000
066 A000000 Y
066 G000000 Y
067  000000 N
068 A000000 N
068 B000000 N
069  000000 N
071 A000000      4560
071 B000000      8426
071 C000000     13949
071 D000000        33
072 A000000  6
072 B000000      456
072 C000000        5
072 D000000        0
072 E000000        0
072 F000000        5
072 G000000        0
072 H000000        0
072 I000000        2
072 J000000        5
072 K000000        0
072 L000000        0
072 M000000        6
072 N000000        0
072 O000000        3
072 P000000        0
072 Q000000        4
072 R000000        4
072 S000000       23
072 T000000        0
072 U000000        0
072 V000000        0
072 W000000        2
072 X000000       55
072 Y000000        0
072 Z000000      406
072AA000000        0
072BB000000      490
072CC010000        0
072CC020000      185
072DD010000      397
072DD020000        0
072EE000000        8
073 A010000   0.0925
073 A020000   0.0000
073 B000000   0.0000
073 C000000   0.0000
074 A000000        0
074 B000000        0
074 C000000       30
074 D000000     9774
074 E000000        0
074 F000000     2135
074 G000000        0
074 H000000        0
074 I000000     4326
074 J000000        0
074 K000000        0
074 L000000      149
074 M000000        3
074 N000000    16417
074 O000000        0
074 P000000        0
074 Q000000        0
074 R010000        0
074 R020000        0
074 R030000        0
074 R040000      273
074 S000000        0
074 T000000    16144
074 U010000     4287
074 U020000        0
074 V010000     3.77
074 V020000     0.00
074 W000000   0.0000
074 X000000      148
074 Y000000        0
075 A000000        0
075 B000000    16577
076  000000     0.00
077 A000000 Y
077 C000000 Y
077 E000000 Y
078  000000 N
080 C000000        0
081 B000000   0

082 B000000        0
083 B000000        0
084 B000000        0
086 A010000      0
086 A020000      0
086 B010000      0
086 B020000      0
086 C010000      0
086 C020000      0
086 D010000      0
086 D020000      0
086 E010000      0
086 E020000      0
086 F010000      0
086 F020000      0
SIGNATURE   EDWARD FACKENTHAL
TITLE       ASSISTANT SECRETARY

                           ATTACHMENT TO SUB-ITEM 77C

     The matters submitted to the security holders at the annual meeting of December 23, 1999 included the selection or approval of auditors, the continuation of the current advisory contract and the election of directors. In respect to the election of directors there was no solicitation of proxies and the board of directors as previously reported to the Commission was re-elected in its entirety.

     A matter submitted to the shareholders and rejected was to change the investment objectives of the fund.



                           ATTACHMENT TO SUB-ITEM 77E

     The following reports the continuation of proceedings previously reported.

     Before amending its charter in 1979 to become an investment company, the Fund was a steel processing plant generating industrial wastes which licensed haulers transported to landfills. Heretofore the United States Environmental Protection Agency ("EPA") named the Fund as a potentially responsible party ("PRP:") in respect to a landfill requiring environmental remediation. Allegedly the transporter the steel processor contracted with took waste to an unregulated site in Bucks County, Pennsylvania known as "Boarhead."

     Counsel to the Fund regards the Boarhead matter as ongoing, unresolved and material. In November 1998 EPA issued a Record of Decision ("ROD") relative to estimated future cleanup costs. Those together with EPA's remedial costs already incurred total $26,000,000.

     To date there are six named PRPs sharing in a defense group ("the Group") and the Fund's share, should it remain in the Group (see below), is one half of one share. (The Fund and one other of the six owned the steel processor at different times and are considered one member.) The Group's investigation has identified approximately 23 others who are arguably PRPs. The Group will attempt to bring in as many of the 23 as possible to share expenses and liability, and otherwise resolve or try the matter.

     After the ROD was distributed, EPA gave certain PRPs special notices to remediate. The Company was not among them. The Company's interpretation of this circumstance is that the EPA, based upon evidence available to it at the time, determined that the Company was not sufficiently linked to the site to warrant a cleanup directive. Nevertheless other PRPs who did receive special notices have pointed out evidence which may lead to a link between the Company and the Boarhead site. The Company will continue to examine whatever evidence is presented that may create such a link. Based thereon it will make a decision whether it will remain a member of the Group. If at any time it declines to participate further with the Group, it will be exposed to contribution claims from those remaining and will lose contribution protection afforded under CERCLA (The Superfund Act).

     The Company is contractually committed to pay a one half per capita share of the first phase of the Boarhead cleanup. The total cost for this phase is approximately $1 million, of which the Company's share is approximately $100,000. During the first phase cleanup and pending the determination of responsibilities for later phases of the program, the Group will engage in allocation taking into account existing and what is expected to be later discovered evidence. Based thereon, the $100,000 commitment may be increased, decreased or remain static. By the same means, the Company will judge its cost exposure for the later and larger cleanup phases.

     Counsel expects the least the Company may expect to incur in regard to this project is the approximate $100,000 presently committed and accrued. However, at this time in light of the unknown number of participants, the uncertainty of the ROD's estimates for future operation costs and related cleanup expense, the issue of linkage, the absence of knowledge of evidence to be presented to the Group's allocator, counsel is unable to predict an amount or range of liability beyond $100,000. The Fund will resist all claims vigorously.